Schedule of Trading Securities (Details) - Next NRG Holding Corp [Member] - Related Party [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Aggregate fair value	$ 1,234,138
Cost basis	1,404,227
Unrealized losses	$ (170,089)
Shares held	256,578
Unrealized losses	$ 170,089